Trading assets (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of trading securities

		2019	2018
	Footnotes	$m	$m
Treasury and other eligible bills		21,789	22,674
Debt securities		126,043	130,539
Equity securities		78,827	60,896
Trading securities		226,659	214,109
Loans and advances to banks	1	8,402	10,425
Loans and advances to customers	1	19,210	13,596
Year ended 31 Dec		254,271	238,130

1	Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

Trading securities[1]
		2019	2018
	Footnotes	$m	$m
US Treasury and US Government agencies	2	25,722	34,664
UK Government		10,040	9,710
Hong Kong Government		9,783	10,772
Other governments		72,456	66,530
Asset-backed securities	3	4,691	3,351
Corporate debt and other securities		25,140	28,186
Equity securities		78,827	60,896
At 31 Dec		226,659	214,109

1	Included within these figures are debt securities issued by banks and other financial institutions of $17,846m (2018: $18,918m), of which $2,637m (2018: $2,367m) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Treasury and US Government agencies.

	2019				2018
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,344	35,808	38,152	2,349	30,217	32,566
– treasury and other eligible bills	630	31	661	641	29	670
– debt securities	1,714	4,838	6,552	1,708	4,839	6,547
– equity securities	—	30,939	30,939	—	25,349	25,349
Loans and advances to banks and customers	1	4,555	4,556	—	7,717	7,717
Other	—	919	919	—	828	828
At 31 Dec	2,345	41,282	43,627	2,349	38,762	41,111

Securities[1]
		2019				2018
		Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Hong Kong Government		4	—	4	4	—	4
Other governments		666	754	1,420	673	713	1,386
Asset-backed securities	2	—	363	363	—	399	399
Corporate debt and other securities		1,674	3,752	5,426	1,672	3,756	5,428
Equities		—	30,939	30,939	—	25,349	25,349
At 31 Dec		2,344	35,808	38,152	2,349	30,217	32,566

1	Included within these figures are debt securities issued by banks and other financial institutions of $366m (2018 re-presented: $676m), of which nil (2018: nil) are guaranteed by various governments.

2	Excludes asset-backed securities included under US Treasury and US Government agencies.

Financial investments at amortised cost and fair value
		2019		2018
		Amortised cost	Fair value[1]	Amortised cost	Fair value[1]
	Footnotes	$m	$m	$m	$m
US Treasury		79,633	80,589	54,941	54,763
US Government agencies	2	26,356	26,387	21,058	20,580
US Government-sponsored entities	2	8,070	8,259	12,867	12,701
UK Government		28,621	28,973	20,576	21,083
Hong Kong Government		47,824	47,820	49,956	49,955
Other governments		140,510	142,511	142,495	144,099
Asset-backed securities	3	2,954	2,889	3,579	3,390
Corporate debt and other securities		101,750	107,364	97,286	98,419
Equities		1,241	1,913	1,353	1,657
At 31 Dec		436,959	446,705	404,111	406,647

1	Included within ‘fair value’ figures are debt securities issued by banks and other financial institutions of $61bn (2018: $56bn), of which $11bn (2018: $8bn) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Government agencies and sponsored entities.

Maturities of investments in debt securities at their carrying amount
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years	Total
	$m	$m	$m	$m	$m
Debt securities measured at fair value through other comprehensive income	61,833	123,740	42,831	32,132	260,536
Debt securities measured at amortised cost	5,472	14,395	21,431	33,961	75,259
At 31 Dec 2019	67,305	138,135	64,262	66,093	335,795

Debt securities measured at fair value through other comprehensive income	61,598	124,075	36,194	24,504	246,371
Debt securities measured at amortised cost	2,519	10,086	16,065	33,317	61,987
At 31 Dec 2018	64,117	134,161	52,259	57,821	308,358

Contractual maturities and weighted average yields of investment debt securities
	Up to 1 year		1 to 5 years		5 to 10 years		Over 10 years
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
	$m	%	$m	%	$m	%	$m	%
Debt securities measured at fair value through other comprehensive income
US Treasury	6,322	2.1	26,834	2.0	18,208	2.0	3,268	2.9
US Government agencies	—	—	79	2.2	1	4.7	15,581	2.6
US Government-sponsored agencies	725	2.8	167	3.1	1,940	2.8	2,191	3.0
UK Government	4,681	1.3	4,393	1.1	4,443	0.2	2,811	2.8
Hong Kong Government	559	1.3	145	1.8	152	3.2	—	—
Other governments	39,144	2.3	54,689	2.8	11,478	1.7	1,862	3.6
Asset-backed securities	18	2.7	1	0.5	325	3.1	2,610	2.2
Corporate debt and other securities	9,735	2.0	34,921	1.8	4,879	2.2	2,795	3.4
Total amortised cost at 31 Dec 2019	61,184		121,229		41,426		31,118
Total carrying value	61,833		123,740		42,831		32,132
Debt securities measured at amortised cost
US Treasury	3,010	1.9	4,879	1.8	2,931	1.9	141	4.2
US Government agencies	—	—	13	3.8	19	3.5	10,286	2.6
US Government-sponsored agencies	—	—	482	2.7	551	2.3	2,015	3.2
Hong Kong Government	10	1.6	20	1.6	9	1.4	—	—
Other governments	128	4.4	552	3.4	487	3.1	832	4.2
Asset-backed securities	—	—	—	—	—	—	2	7.5
Corporate debt and other securities	2,324	3.5	8,449	3.4	17,434	3.3	20,685	3.8
Total amortised cost at 31 Dec 2019	5,472		14,395		21,431		33,961
Total carrying value	5,472		14,395		21,431		33,961

Carrying amount of financial investments
		2019	2018
	Footnotes	$m	$m
Financial investments measured at fair value through other comprehensive income		357,577	344,767
– treasury and other eligible bills		95,043	96,642
– debt securities		260,536	246,371
– equity securities		1,913	1,657
– other instruments	1	85	97
Debt instruments measured at amortised cost	2	85,735	62,666
– treasury and other eligible bills		10,476	679
– debt securities		75,259	61,987
At 31 Dec		443,312	407,433

1	‘Other instruments’ comprises of loans and advances.

2	Fair value $89.1bn (2018: $62.1bn).

Equity instruments measured at fair value through other comprehensive income
	Fair value	Dividends recognised
Type of equity instruments	$m	$m
Investments required by central institutions	738	22
Business facilitation	1,124	19
Others	51	9
At 31 Dec 2019	1,913	50

Investments required by central institutions	848	34
Business facilitation	758	21
Others	51	9
At 31 Dec 2018	1,657	64

HSBC Holdings carrying amount of financial investments
		2019	2018
	Footnotes	$m	$m
Debt instruments measured at amortised cost	1
– treasury and other eligible bills		10,081	—
– debt securities		6,025	—
At 31 Dec		16,106	—

1	The 2019 period includes $16.1bn (2018: nil) of investments in highly liquid securities.

Financial investments at amortised cost and fair value
	2019		2018
	Amortised cost	Fair value	Amortised cost	Fair value
	$m	$m	$m	$m
US Treasury	16,106	16,121	—	—
US Government agencies	—	—	—	—
US Government-sponsored entities	—	—	—	—
At 31 Dec	16,106	16,121	—	—

Maturities of investments in debt securities at their carrying amount
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years	Total
	$m	$m	$m	$m	$m
Debt securities measured at amortised cost	3,010	3,015	—	—	6,025
At 31 Dec 2019	3,010	3,015	—	—	6,025

Debt securities measured at amortised cost	—	—	—	—	—
At 31 Dec 2018	—	—	—	—	—

Contractual maturities and weighted average yields of investment debt securities
	Up to 1 year		1 to 5 years		5 to 10 years		Over 10 years
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
	$m	%	$m	%	$m	%	$m	%
Debt securities measured at amortised cost
US Treasury	3,010	1.9	3,015	1.7	—	—	—	—
US Government agencies	—	—	—	—	—	—	—	—
US Government-sponsored agencies	—	—	—	—	—	—	—	—
Total amortised cost at 31 Dec 2019	3,010		3,015		—		—
Total carrying value	3,010		3,015		—		—